PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 15,798,000,000
Property, plant and equipment, ending balance	22,738,000,000	$ 15,798,000,000
Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,286,000,000
Property, plant and equipment, ending balance	1,367,000,000	1,286,000,000
Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	442,000,000
Property, plant and equipment, ending balance	647,000,000	442,000,000
Land and Land Rights | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	39,000,000
Property, plant and equipment, ending balance	43,000,000	39,000,000
Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,530,000,000
Property, plant and equipment, ending balance	12,454,000,000	7,530,000,000
Pipelines | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	607,000,000
Property, plant and equipment, ending balance	649,000,000	607,000,000
Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	5,732,000,000
Property, plant and equipment, ending balance	7,501,000,000	5,732,000,000
Facilities and Equipment | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	521,000,000
Property, plant and equipment, ending balance	564,000,000	521,000,000
Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,506,000,000
Property, plant and equipment, ending balance	1,571,000,000	1,506,000,000
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	0	25,000,000
Cavern Storage and Other | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	119,000,000
Property, plant and equipment, ending balance	111,000,000	119,000,000
Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	588,000,000
Property, plant and equipment, ending balance	565,000,000	588,000,000
Assets Under Construction | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Cost
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	19,756,000,000	19,306,000,000
Additions and transfers	934,000,000	573,000,000
Dispositions and other	144,000,000	133,000,000
Change in decommissioning provision	33,000,000	41,000,000
Foreign exchange	340,000,000	(31,000,000)
Acquisition	6,345,000,000
Property, plant and equipment, ending balance	27,264,000,000	19,756,000,000
Cost | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	480,000,000	481,000,000
Additions and transfers	4,000,000	0
Dispositions and other	2,000,000	0
Change in decommissioning provision	0	0
Foreign exchange	12,000,000	(1,000,000)
Acquisition	200,000,000
Property, plant and equipment, ending balance	694,000,000	480,000,000
Cost | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	9,613,000,000	9,495,000,000
Additions and transfers	452,000,000	150,000,000
Dispositions and other	38,000,000	15,000,000
Change in decommissioning provision	8,000,000	4,000,000
Foreign exchange	216,000,000	(21,000,000)
Acquisition	4,538,000,000
Property, plant and equipment, ending balance	14,789,000,000	9,613,000,000
Cost | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,048,000,000	6,949,000,000
Additions and transfers	416,000,000	112,000,000
Dispositions and other	4,000,000	33,000,000
Change in decommissioning provision	21,000,000	29,000,000
Foreign exchange	105,000,000	(9,000,000)
Acquisition	1,509,000,000
Property, plant and equipment, ending balance	9,095,000,000	7,048,000,000
Cost | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,027,000,000	2,014,000,000
Additions and transfers	141,000,000	81,000,000
Dispositions and other	94,000,000	76,000,000
Change in decommissioning provision	4,000,000	8,000,000
Foreign exchange	2,000,000	0
Acquisition	41,000,000
Property, plant and equipment, ending balance	2,121,000,000	2,027,000,000
Cost | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	588,000,000	367,000,000
Additions and transfers	(79,000,000)	230,000,000
Dispositions and other	6,000,000	9,000,000
Change in decommissioning provision	0	0
Foreign exchange	5,000,000	0
Acquisition	57,000,000
Property, plant and equipment, ending balance	565,000,000	588,000,000
Depreciation
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(3,958,000,000)	(3,788,000,000)
Dispositions and other		(54,000,000)
Dispositions and other	(59,000,000)
Depreciation	627,000,000	453,000,000
Impairment reversal		(229,000,000)
Property, plant and equipment, ending balance	(4,526,000,000)	(3,958,000,000)
Depreciation | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(38,000,000)	(32,000,000)
Dispositions and other		0
Dispositions and other	1,000,000
Depreciation	8,000,000	6,000,000
Impairment reversal		0
Property, plant and equipment, ending balance	(47,000,000)	(38,000,000)
Depreciation | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,083,000,000)	(2,087,000,000)
Dispositions and other		(9,000,000)
Dispositions and other	(16,000,000)
Depreciation	268,000,000	195,000,000
Impairment reversal		(190,000,000)
Property, plant and equipment, ending balance	(2,335,000,000)	(2,083,000,000)
Depreciation | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,316,000,000)	(1,185,000,000)
Dispositions and other		(11,000,000)
Dispositions and other	19,000,000
Depreciation	259,000,000	177,000,000
Impairment reversal		(35,000,000)
Property, plant and equipment, ending balance	(1,594,000,000)	(1,316,000,000)
Depreciation | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(521,000,000)	(484,000,000)
Dispositions and other		(34,000,000)
Dispositions and other	(63,000,000)
Depreciation	92,000,000	75,000,000
Impairment reversal		(4,000,000)
Property, plant and equipment, ending balance	(550,000,000)	(521,000,000)
Depreciation | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Dispositions and other		0
Dispositions and other	0
Depreciation	0	0
Impairment reversal		0
Property, plant and equipment, ending balance	$ 0	$ 0